Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of significant accounting policies
Schedule of principal subsidiaries of the Company and their geographic locations

The principal subsidiaries of the Company and their geographic locations at December 31, 2022 were as follows:

Entity	Location	Ownership
Triple Flag International Ltd.	Bermuda	100%
TF R&S Canada Ltd.	Canada	100%
TF Australia Holdings Ltd.	Canada	100%
Triple Flag USA Royalties Ltd.	United States	100%

Schedule of estimated useful lives of the property and equipment

Leasehold improvements	Lease term
Furniture and office equipment	3 – 5 years
Right-of-use asset	Lease term